INVESTMENT PROPERTIES - Valuation Adjustments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($) item	Dec. 31, 2020 COP ($)
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 3,132,220	$ 2,839,350
Appraisals	236,617	67,762	$ (3,501)
Net increase (decrease) in investment properties	564,371	177,721
Acquisitions through business combination	60,850
Amount reclassified from inventories		47,387
Balance at the end of the year	3,994,058	3,132,220	2,839,350
Subsequent expenditure recognised as an asset	66,745	422,755
Bancolombia S.A.
INVESTMENT PROPERTIES
Net increase (decrease) in investment properties	221,834
Buildings
INVESTMENT PROPERTIES
Balance at the beginning of the year	2,949,720	2,583,155
Appraisals	239,823	72,533
Net increase (decrease) in investment properties	619,563	246,645
Amount reclassified from inventories		47,387
Balance at the end of the year	3,809,106	2,949,720	2,583,155
Subsequent expenditure recognised as an asset		422,155
Buildings | P.A. FAI CALLE 77 and P.A. NOMAD SALITRE
INVESTMENT PROPERTIES
Net increase (decrease) in investment properties	249,492
Buildings | Fondo de Capital Privado Fondo Inmobiliario Colombia
INVESTMENT PROPERTIES
Net increase (decrease) in investment properties	242,274
Sales, investment property	147,483	169,866
Land
INVESTMENT PROPERTIES
Balance at the beginning of the year	182,500	256,195
Appraisals	(3,206)	(4,771)
Net increase (decrease) in investment properties	(55,192)	(68,924)
Acquisitions through business combination	60,850
Balance at the end of the year	$ 184,952	$ 182,500	$ 256,195
Land | Valores Simesa S.A.
INVESTMENT PROPERTIES
Number of properties sold | item		8